Net Income Per Limited Partner Unit (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Reconciliation Of Net Income (Loss) And Weighted Average Units
A reconciliation of net income and weighted average units used in computing basic and diluted net income per unit is as follows:

	Years Ended December 31,
	2012	2011	2010
Income from continuing operations	$1,383	$531	$345
Less: Income from continuing operations attributable to noncontrolling interest	1,070	221	149
Income from continuing operations, net of noncontrolling interest	313	310	196
Less: General Partner’s interest in income from continuing operations	1	1	1
Income from continuing operations available to Limited Partners	$312	$309	$195
Basic Income from Continuing Operations per Limited Partner Unit:
Weighted average limited partner units	266,722,030	222,968,261	222,941,156
Basic income from continuing operations per Limited Partner unit	$1.17	$1.39	$0.87
Basic loss from discontinued operations per Limited Partner unit	$(0.04)	$—	$(0.01)
Diluted Income from Continuing Operations per Limited Partner Unit:
Income from continuing operations available to Limited Partners	$312	$309	$195
Dilutive effect of equity-based compensation of subsidiaries	(1)	(1)	—
Diluted income from continuing operations available to Limited Partners	311	308	195
Weighted average limited partner units	266,722,030	222,968,261	222,941,156
Diluted income from continuing operations per Limited Partner unit	$1.17	$1.38	$0.87
Diluted loss from discontinued operations per Limited Partner unit	$(0.04)	$—	$(0.01)